Loans Receivable - Loans on Non-accrual Status (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 49,580	$ 42,414
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	100.00%	100.00%
Nonaccrual, percent of total loans	0.43%	0.46%
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 27,930	$ 33,148
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	56.30%	78.20%
Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 91	$ 0
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.20%	0.00%
Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 296	$ 58
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.60%	0.10%
Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 605	$ 510
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	1.20%	1.20%
Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 139	$ 776
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.30%	1.80%
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 11,815	$ 7,100
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	23.80%	16.70%
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 8,082	$ 583
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	16.30%	1.40%
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 531	$ 239
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	1.10%	0.60%
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 91	$ 0
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.20%	0.00%